Leases	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES
9.	LEASES

The Group has entered into operating lease agreements for certain offices, which are mostly located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,	March 31,
	2024	2025
Operating lease right-of-use assets, net	$606	$509

Lease liabilities - current	$544	$427
Lease liabilities – non-current	21	17
Total operating lease liabilities	$565	$444

The components of lease expenses were as follows:

	For the three months ended March 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$200	231
Interest of operating lease liabilities	14	6
Total Lease cost	$214	$237

For the three months ended March 31, 2024 and 2025, the short-term lease expenses amounted to $35 and $40, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the three months ended March 31,
	2024	2025

Weighted-average remaining lease term	1.00	0.42
Weighted-average discount rate	4.30%	4.11%

As of March 31, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended March 31,	Operating Leases
Remainder of 2025	411
2026	40
Total lease payments	451
Less: imputed interest	(7)
Total	$444